ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	March 31,	March 31,
	2024	2023
Accounts receivable	$5,100,595	$6,065,656
Less: allowance for credit loss	(133,449)	(256,882)
Accounts receivable, net	$4,967,146	$5,808,774

The Company’s accounts receivable primarily include balance due from customers when the Company’s products have been sold and delivered to customers or service rendered to customers, which has not been collected as of the balance sheet dates.

Allowance for credit loss movement is as follows:

	March 31,	March 31,
	2024	2023
Beginning balance	$256,882	$486,784
Additions	11,738	144,000
Reversal	(123,647)	(336,862)
Foreign currency translation adjustments	(11,524)	(37,040)
Ending balance	$133,449	$256,882